Shareholder Report, Line Graph (Details) 191623_DoubleLine Shiller Enhanced CAPE_Class I2_TSR Annual {Class I2} - USD ($)		12 Months Ended
	Oct. 31, 2025	Mar. 31, 2026
Class I2
Account Value [Line Items]
Accumulated Value	$ 100,000	$ 98,017
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	$ 100,000	$ 95,959